Business combinations - Acquisition of Link3D and Identify3D Narrative (Details) € in Thousands, $ in Thousands	Dec. 31, 2023 EUR (€)	Sep. 01, 2022 EUR (€)	Jan. 04, 2022 USD ($)
Link3D
Business Combinations
Percentage of voting equity interests	100.00%		100.00%
Consideration transferred, acquisition-date fair value	€ 26,747		$ 26,747
Identify 3D
Business Combinations
Percentage of voting equity interests		100.00%
Consideration transferred, acquisition-date fair value		€ 3,853